                               ----------------
                                     THE
                                  MILESTONE
                                    FUNDS
                               ----------------

                             THE MILESTONE FUNDS
                        TREASURY OBLIGATIONS PORTFOLIO

                                   ADVISER
                      Milestone Capital Management, L.P.

                              ------------------
                                ANNUAL REPORT
                              NOVEMBER 30, 1997

                               ----------------
                                     THE
                                  MILESTONE
                                    FUNDS
                               ----------------

TABLE OF CONTENTS

Letter to Our Shareholders........................       3

Statement of Investments..........................       4

Statement of Assets and Liabilities...............       6

Statement of Operations...........................       7

Statements of Changes in Net Assets...............       8

Financial Highlights..............................       9

Notes to Financial Statements.....................      12

Independent Auditors' Report......................      15

                               ----------------
                                     THE
                                  MILESTONE
                                    FUNDS
                               ----------------

TREASURY OBLIGATIONS PORTFOLIO
LETTER TO OUR SHAREHOLDERS
NOVEMBER 30, 1997

Dear Shareholder:

     1997 has been another very successful year for the Fund. We would like to take this opportunity to thank you for your trust and confidence. Understanding our clients and providing innovative services to meet your specific needs will continue to be our highest priority in 1998.

     Our conservative investment policies and disciplined relative value investment strategy served the fund well in 1997. The fund's assets maintained steady growth throughout 1997, increasing from $980,088,237 at the start of the fiscal year to $1,985,906,417 as of the date of this letter. Since inception, the Fund has posted 12 consecutive quarters of stable asset growth and continues to carry the highest money market fund ratings from Standard & Poor's (AAAm), Moody's (Aaa), and Fitch Investors Service (AAA).

     The domestic economy has been robust for most of this past year. GDP growth averaged over 3% during each of the first three quarters and has remained strong in the fourth quarter. In March, the Federal Reserve raised the Federal Funds rate by 25 basis points to 5.5%, in response to the expanding economy and the risks of an upward trend in inflation. The average maturity of the fund was shortened to take advantage of higher market rates. As 1997 progressed, world equity markets--particularly in Asia--declined sharply and the U.S. bond market was viewed increasingly as a relative safe haven. Throughout a challenging and transitional 1997, the Treasury Obligations Portfolio achieved very competitive returns versus its benchmarks. Heading into 1998, the Federal Reserve is likely to hold monetary policy steady until the 'tug of war' between the fallout in Asia and current strong domestic growth is resolved--which we believe will be late in the second quarter.

     As we look ahead to the coming year, we are excited about key additions to our professional staff which will enable us to expand our client services and meet the changing needs of all our investors. We look forward to introducing you to our new professionals and working in partnership with you to meet the full range of your liquidity management needs.


/s/ JANET TIEBOUT HANSON                      /s/  MARC H. PFEFFER

JANET TIEBOUT HANSON                          MARC H. PFEFFER
Chairman of the Board of Trustees             Chief Investment Officer
The Milestone Funds                           Milestone Capital Management, L.P.

                               ----------------
                                     THE
                                  MILESTONE
                                    FUNDS
                               ----------------

TREASURY OBLIGATIONS PORTFOLIO
STATEMENT OF INVESTMENTS
NOVEMBER 30, 1997
($ in Thousands)

----------------------------------------------------------------------------------------------------
                                                                                         VALUE
                             PRINCIPAL AMOUNT    INTEREST RATE    MATURITY DATE         (NOTE 1)
----------------------------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS - 16.0%
U.S. TREASURY BILLS - 11.5%
                                     $ 10,000            5.27%          1/08/98         $  9,944
                                       15,000      5.33%-5.57%          2/05/98           14,851
                                       40,000      5.36%-5.52%          3/05/98           39,433
                                       60,000      5.45%-5.66%          4/02/98           58,867
                                       47,500      5.43%-5.54%          4/30/98           46,411
                                       30,000      5.28%-5.35%          6/25/98           29,087
                                       20,000            5.29%          7/23/98           19,313
                                       10,000            5.22%          8/20/98            9,620
                                                                                         -------
                                                                                         227,526
                                                                                         -------
U.S TREASURY NOTES - 4.5%
                                       10,000            6.00%         12/31/97           10,001
                                       25,000           6.125%          5/15/98           25,056
                                       55,000            6.00%          9/30/98           55,185
                                                                                         -------
                                                                                          90,242
                                                                                         -------
----------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT OBLIGATIONS (AMORTIZED COST $317,768)                              317,768
----------------------------------------------------------------------------------------------------


REPURCHASE AGREEMENTS - 84.1%

BZW Securities, Inc., dated 11/28/97, repurchase price $420,200 (U.S. Treasury
Bills: $186,039, 12/26/97-1/02/98; U.S. Treasury Bond: $26,730, 11.625%,
11/15/02; U.S. Treasury Notes: $206,606, 5.875%-6.25%, 4/30/98-1/31/02;

aggregate market value $428,401)

                                      420,000            5.72%         12/01/97          420,000

Bear, Stearns & Co. Inc., dated 11/28/97, repurchase price $95,045 (U.S. Treasury Bills: $21,580, 3/05/98-11/12/98; U.S. Treasury Notes: $74,344,
5.125%-7.75%, 1/31/98-9/30/01; aggregate market value: $97,402)

                                       95,000            5.72%         12/01/97           95,000

CIBC/Oppenheimer, dated 11/28/97, repurchase price $95,045 (U.S. Treasury Notes:
$95,961, 5.625%-7.875%, 1/31/98-5/15/98; aggregate market value $96,904)

                                       95,000            5.70%         12/01/97           95,000

Chase Securities, Inc., dated 11/28/97, repurchase price $95,045 (U.S. Treasury
Notes: $94,450, 5.50%-8.50%, 2/15/00-10/31/00; aggregate market value $96,901)

                                       95,000            5.68%         12/01/97           95,000

                               ----------------
                                     THE
                                  MILESTONE
                                    FUNDS
                               ----------------

TREASURY OBLIGATIONS PORTFOLIO
STATEMENT OF INVESTMENTS (CONT'D)
NOVEMBER 30, 1997
($ in Thousands)

REPURCHASE AGREEMENTS - 84.1% (CONT'D)

Deutsche Morgan Grenfell/C.J. Lawrence, Inc., dated 11/28/97, repurchase price $425,203 (U.S. Treasury Notes: $424,371, 4.75%-7.50%, 5/15/98-8/31/02; aggregate market value $433,500)

                                     $425,000            5.73%         12/01/97         $425,000

Donaldson, Lufkin & Jenrette Securities Corp., dated 11/28/97, repurchase price $95,045 (U.S. Treasury Bill: $10,714, 8/20/98; U.S. Treasury Note: $85,019,
6.125%, 9/30/00; aggregate market value $96,901)

                                       95,000            5.70%         12/01/97           95,000

J.P. Morgan Securities, Inc., dated 11/26/97, repurchase price $75,059 (U.S. Treasury Bill: $26,757, 2/26/98; U.S. Treasury Note: $49,412, 6.375%, 4/30/99;
aggregate market value $76,501)

                                       75,000            5.65%         12/01/97           75,000

Morgan Stanley & Co., dated 11/28/97, repurchase price $95,045 (U.S. Treasury
Note: $96,195, 6.125%, 3/31/98, market value $97,353)

                                       95,000            5.70%         12/01/97           95,000

Nesbitt Burns Securities, Inc., dated 11/28/97, repurchase price $95,204 (U.S. Treasury Notes: $95,302, 5.875%-6.375%, 4/30/99-2/15/04; aggregate market value
$97,063)


                                       95,159            5.72%         12/01/97           95,159

SBC Warburg, Inc., dated 11/28/97, repurchase price $90,043 (U.S. Treasury
Notes: $90,474, 5.625%-5.875%, 11/30/98-9/30/02; aggregate market value $91,888)

                                       90,000            5.70%         12/01/97           90,000

UBS Securities, L.L.C., dated 11/28/97, repurchase price $90,043 (U.S. Treasury
Notes: $87,581, 6.25%-7.875%, 8/15/01-8/31/02; aggregate market value $91,803)

                                       90,000            5.70%         12/01/97           90,000

----------------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS (AMORTIZED COST $1,670,159)                                1,670,159
----------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (AMORTIZED COST $1,987,927) - 100.1%                                 1,987,927

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1%)                                           (2,021)
----------------------------------------------------------------------------------------------------

NET ASSETS - 100.0%                                                                   $1,985,906
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------


See notes to financial statements.

                               ----------------
                                     THE
                                  MILESTONE
                                    FUNDS
                               ----------------

TREASURY OBLIGATIONS PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1997

ASSETS:
  Investments, at value and cost (note 1)                      $  317,767,627
  Repurchase agreements, at value and cost (note 1)             1,670,159,000
  Cash                                                                  1,014
  Interest receivable                                               1,699,330
  Deferred organization costs and prepaid expenses                    120,114
                                                               --------------
Total assets                                                    1,989,747,085
                                                               --------------
LIABILITIES:
  Advisory fee payable                                                158,655
  Shareholder Service fee payable-Investor Shares                      62,599
  Shareholder Service fee payable-Institutional Shares                 42,833
  Shareholder Service fee payable-Service Shares                       49,268
  Shareholder Service fee payable-Premium Shares                       18,068
  Distribution fee payable-Service Shares                              11,859
  Distribution fee payable-Premium Shares                              15,683
  Dividends payable                                                 3,365,681
  Accrued expenses                                                    116,022
                                                               --------------
Total liabilities                                                   3,840,668
                                                               --------------
NET ASSETS                                                     $1,985,906,417
                                                               --------------
                                                               --------------
NET ASSETS BY CLASS OF SHARES:
  Investor Shares                                              $  385,229,200
  Institutional Shares                                          1,183,905,306
  Financial Shares                                                 90,465,489
  Service Shares                                                  242,067,781
  Premium Shares                                                   84,238,641
                                                               --------------
NET ASSETS                                                     $1,985,906,417
                                                               --------------
                                                               --------------

SHARES OUTSTANDING
  Investor Shares                                                 385,229,200
                                                               --------------
                                                               --------------
  Institutional Shares                                          1,183,905,306
                                                               --------------
                                                               --------------
  Financial Shares                                                 90,465,489
                                                               --------------
                                                               --------------
  Service Shares                                                  242,067,781
                                                               --------------
                                                               --------------
  Premium Shares                                                   84,238,641
                                                               --------------
                                                               --------------

NET ASSET VALUE PER SHARE                                               $1.00
                                                               --------------
                                                               --------------
COMPOSITION OF NET ASSETS:
  Shares of beneficial interest                                $1,985,906,417
                                                               --------------
                                                               --------------
NET ASSETS                                                     $1,985,906,417
                                                               --------------
                                                               --------------

See notes to financial statements.

                               ----------------
                                     THE
                                  MILESTONE
                                    FUNDS
                               ----------------

TREASURY OBLIGATIONS PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED NOVEMBER 30, 1997

INVESTMENT INCOME:
  Interest                                                      $89,828,987
                                                              -------------
EXPENSES (note 2):
  Advisory fees                                                   1,624,259
  Administration fees                                                92,520
  Shareholder Service fees
     Investor Shares                                                486,820
     Institutional Shares                                           619,827
     Service Shares                                                 265,358
     Premium Shares                                                 136,486
  Distribution fees
     Service Shares                                                  61,445
     Premium Shares                                                 113,545
  Registration and filing fees                                      200,782
  Custodian fees and expenses                                       157,240
  Transfer agent fees and expenses                                  129,600
  Cash management fees                                               66,215
  Publication expenses and rating service fees                       57,269
  Accounting service fees                                            50,570
  Legal fees                                                         34,503
  Insurance expense                                                  31,459
  Amortization of organization costs                                 31,215
  Reports to shareholders                                            28,117
  Audit fees                                                         27,084
  Trustees' fees                                                      3,164
  Other expenses                                                      4,110
                                                              -------------
Total expenses                                                    4,221,588
  Fees waived (note 2)                                             (101,822)
                                                              -------------
Net expenses                                                      4,119,766
                                                              -------------
NET INVESTMENT INCOME                                            85,709,221
NET REALIZED GAIN ON INVESTMENTS                                     21,677
                                                              -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $  85,730,898
                                                              -------------
                                                              -------------


See notes to financial statements.

                               ----------------
                                     THE
                                  MILESTONE
                                    FUNDS
                               ----------------

                         TREASURY OBLIGATIONS PORTFOLIO
                      STATEMENTS OF CHANGES IN NET ASSETS

                                        FOR THE YEAR          FOR THE YEAR
                                            ENDED                ENDED
                                      NOVEMBER 30, 1997    NOVEMBER 30, 1996
                                      -----------------    ------------------
INCREASE IN NET ASSETS:
OPERATIONS:
  Net investment income                $    85,709,221       $   42,132,617
  Net realized gain on investments              21,677                4,144
                                      -----------------    ------------------
    Net increase in net assets
      resulting from operations             85,730,898           42,136,761
                                      -----------------    ------------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income - Investor
    Shares                                  (9,992,295)          (4,744,317)
  Net investment income -
    Institutional Shares                   (65,927,653)         (37,388,300)
  Net investment income - Financial
    Shares                                  (1,587,379)                  --
  Net investment income - Service
    Shares                                  (5,468,793)                  --
  Net investment income - Premium
    Shares                                  (2,733,101)                  --
  Net realized gain on investments
    - Investor Shares                           (2,355)                (573)
  Net realized gain on investments
    - Institutional Shares                     (16,989)              (3,571)
  Net realized gain on investments
    - Financial Shares                            (501)                  --
  Net realized gain on investments
    - Service Shares                            (1,355)                  --
  Net realized gain on investments
    - Premium Shares                              (477)                  --
                                      -----------------    ------------------

    Total distributions to
      shareholders                         (85,730,898)         (42,136,761)
                                      -----------------    ------------------
TRANSACTIONS IN SHARES OF
  BENEFICIAL INTEREST*:
  Sale of shares - Investor Shares       1,878,115,717        1,119,656,967
  Sale of shares - Institutional
    Shares                               8,968,756,744        6,057,708,590
  Sale of shares - Financial Shares        627,347,032                   --
  Sale of shares - Service Shares          432,735,113                   --
  Sale of shares - Premium Shares          373,782,058                   --
  Reinvested dividends - Investor
    shares                                   4,214,206            4,490,794
  Reinvested dividends -
    Institutional Shares                    44,014,929           23,817,018
  Reinvested dividends - Financial
    Shares                                     748,199                   --
  Reinvested dividends - Service
    Shares                                   3,094,972                   --
  Reinvested dividends - Premium
    Shares                                     111,927                   --
  Cost of shares repurchased -
    Investor Shares                     (1,580,015,817)      (1,123,505,861)
  Cost of shares repurchased -
    Institutional Shares                (8,726,039,510)      (5,413,511,051)
  Cost of shares repurchased -
    Financial Shares                      (537,629,742)                  --
  Cost of shares repurchased -
    Service Shares                        (193,762,304)                  --
  Cost of shares repurchased -
    Premium Shares                        (289,655,344)                  --
                                      -----------------    ------------------
    Net increase in net assets from
      shares of beneficial interest      1,005,818,180          668,656,457
                                      -----------------    ------------------
  Total Increase                         1,005,818,180          668,656,457
NET ASSETS:
  Beginning of year                        980,088,237          311,431,780
                                      -----------------    ------------------
  End of year                          $ 1,985,906,417       $  980,088,237
                                      -----------------    ------------------
                                      -----------------    ------------------

* Share transactions at net asset value of $1.00 per share.

See notes to financial statements.

                               ----------------
                                     THE
                                  MILESTONE
                                    FUNDS
                               ----------------

TREASURY OBLIGATIONS PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                        INVESTOR
                                                         SHARES
                             --------------------------------------------------------------
                                                                           FOR THE PERIOD
                               FOR THE YEAR          FOR THE YEAR        DECEMBER 30, 1994*
                                   ENDED                 ENDED                THROUGH
                             NOVEMBER 30, 1997     NOVEMBER 30, 1996     NOVEMBER 30, 1995
                             -----------------     -----------------     ------------------
PER SHARE OPERATING
  PERFORMANCE FOR A SHARE
  OUTSTANDING THROUGHOUT
  THE PERIOD
Beginning net asset value
  per share                          $1.00                $1.00                 $1.00
                             -----------------     -----------------     ------------------
Net investment income                0.051                0.050                 0.051
Dividends from net                  (0.051)              (0.050)               (0.051)
  investment income          -----------------     -----------------     ------------------
Ending net asset value
  per share                          $1.00                $1.00                 $1.00
                             -----------------     -----------------     ------------------
                             -----------------     -----------------     ------------------
TOTAL RETURN                          5.23%                5.11%                 5.71%(a)
RATIOS/SUPPLEMENTAL DATA
Ratios to average net
  assets:
  Expenses(b)                         0.41%                0.45%                 0.38%(a)
  Net investment income               5.13%                4.99%                 5.63%(a)
Net assets at the end of
  period (000's omitted)            $385,229              $82,915               $82,273

(a) Annualized
(b) Net of advisory, shareholder servicing, and administration fees waived and expenses reimbursed of 0.00%, 0.01% and 0.14%, respectively.
 *  Commencement of operations.

See notes to financial statements.

                               ----------------
                                     THE
                                  MILESTONE
                                    FUNDS
                               ----------------

TREASURY OBLIGATIONS PORTFOLIO
FINANCIAL HIGHLIGHTS (CONT'D)

                                                     INSTITUTIONAL
                                                        SHARES
                             -------------------------------------------------------------
                                                                          FOR THE PERIOD
                               FOR THE YEAR          FOR THE YEAR         JUNE 20, 1995*
                                   ENDED                 ENDED                THROUGH
                             NOVEMBER 30, 1997     NOVEMBER 30, 1996     NOVEMBER 30, 1995
                             -----------------     -----------------     -----------------
PER SHARE OPERATING
  PERFORMANCE FOR A SHARE
  OUTSTANDING THROUGHOUT
  THE PERIOD
Beginning net asset value
  per share                         $1.00                 $1.00                 $1.00
                             -----------------     -----------------     -----------------

Net investment income              (0.053)               (0.052)               (0.026)
Dividends from net                 (0.053)               (0.052)               (0.026)
  investment income          -----------------     -----------------     -----------------
Ending net asset value
  per share                         $1.00                 $1.00                 $1.00
                             -----------------     -----------------     -----------------
                             -----------------     -----------------     -----------------
TOTAL RETURN                         5.46%                 5.37%                 5.76%(a)
RATIOS/SUPPLEMENTAL DATA
Ratios to average net
  assets:
  Expenses(b)                        0.20%                 0.20%                 0.20%(a)
  Net investment income              5.32%                 5.21%                 5.69%(a)
Net assets at the end of
  period (000's omitted)         $1,183,905              $897,173              $229,159

(a) Annualized
(b) Net of advisory, shareholder servicing, and administration fees waived and expenses reimbursed of 0.01%, 0.02% and 0.17%, respectively.
 *  Commencement of operations.

See notes to financial statements.

                               ----------------
                                     THE
                                  MILESTONE
                                    FUNDS
                               ----------------

TREASURY OBLIGATIONS PORTFOLIO
FINANCIAL HIGHLIGHTS (CONT'D)

                                               FINANCIAL              SERVICE               PREMIUM
                                                SHARES                SHARES                SHARES
                                           -----------------     -----------------     -----------------
                                            FOR THE PERIOD        FOR THE PERIOD        FOR THE PERIOD
                                            MARCH 13, 1997*        MAY 2, 1997*          MAY 20, 1997*
                                                THROUGH               THROUGH               THROUGH
                                           NOVEMBER 30, 1997     NOVEMBER 30, 1997     NOVEMBER 30, 1997
                                           -----------------     -----------------     -----------------
PER SHARE OPERATING
  PERFORMANCE FOR A SHARE
  OUTSTANDING THROUGHOUT
  THE PERIOD
Beginning net asset value
  per share                                       $1.00                  $1.00                $1.00
                                           -----------------     -----------------     -----------------
Net investment income                             0.038                  0.030                0.027
Dividends from net
  investment income                              (0.038)                (0.030)              (0.027)
                                           -----------------     -----------------     -----------------
Ending net asset value per
  share                                           $1.00                  $1.00                $1.00
                                           -----------------     -----------------     -----------------
                                           -----------------     -----------------     -----------------
TOTAL RETURN                                       5.52%(a)               5.21%(a)             5.06%(a)
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Expenses                                         0.14%(a)               0.45%(a)             0.60%(a)
  Net investment income                            5.45%(a)               5.15%(a)             5.01%(a)
Net assets at the end of
  period (000's omitted)                          $90,465               $242,068              $84,239

(a) Annualized
*   Commencement of investment operations.

See notes to financial statements.

                               ----------------
                                     THE
                                  MILESTONE
                                    FUNDS
                               ----------------

TREASURY OBLIGATIONS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1997

NOTE 1.   SUMMARY OF ORGANIZATION AND
SIGNIFICANT ACCOUNTING POLICIES

The Milestone Funds (the 'Trust') was formed as a Delaware business trust on July 14, 1994. The Trust is registered as an open-end, management investment company under the Investment Company Act of 1940. It currently has one diversified investment portfolio, the Treasury Obligations Portfolio (the 'Portfolio') which is authorized to issue an unlimited number of shares of beneficial interest without par value. The Portfolio is currently authorized to issue five classes of shares, Investor Shares, Institutional Shares, Financial Shares, Service Shares and Premium Shares. The Trust commenced the offering of Investor Shares of the Portfolio on December 30, 1994, Institutional Shares on June 20, 1995, Financial Shares on March 13, 1997, Service Shares on May 2, 1997 and Premium Shares on May 20, 1997. The Trust's financial statements are prepared in accordance with generally accepted accounting principles.

VALUATION OF SECURITIES - Securities in which the Portfolio invests are valued at amortized cost. Under the amortized cost method, a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium and accretion of market discount is charged to income.

REPURCHASE AGREEMENTS - The Portfolio may purchase securities from financial institutions subject to the seller's agreement to repurchase and the Portfolio's agreement to resell the securities at par. The investment adviser only enters into repurchase agreements with financial institutions that are primary dealers and deemed to be creditworthy by the investment adviser in accordance with procedures adopted by the Board of Trustees. Securities purchased subject to repurchase agreements are maintained with a custodian of the Portfolio and must have, at all times, an aggregate market value greater than or equal to the repurchase price plus accrued interest. If the value of the underlying securities falls below 102% of the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next Portfolio business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Portfolio has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller.

SECURITY TRANSACTIONS - Security transactions are recorded on the trade date. Realized gains and losses are recorded on the identified cost basis. The cost of investments for federal income tax purposes at November 30, 1997 is the same as shown on the accompanying statement of investments.


CLASS SPECIFIC EXPENSES - Each share of the classes represents an undivided, proportionate interest in the Portfolio. The Portfolio's class specific expenses include Shareholder Service fees, Distribution fees and certain registration fees that are in accordance with procedures adopted by the Board of Trustees regarding the offering of multiple classes of shares by open-end, management investment companies. In addition, there are differences between the classes of shares with respect to the minimum investment required and voting rights affecting each class.

                               ----------------
                                     THE
                                  MILESTONE
                                    FUNDS
                               ----------------

TREASURY OBLIGATIONS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONT'D)
NOVEMBER 30, 1997

INCOME TAXES - It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provision has been made for federal income taxes.

INTEREST INCOME AND DIVIDENDS TO SHAREHOLDERS - Interest income is accrued as earned. Dividends to shareholders from each class of the Portfolio's net investment income are declared daily and distributed monthly. Net realized capital gains, unless offset by any available capital loss carryforwards, are distributed at least annually.

ACCOUNTING ESTIMATES - The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

ORGANIZATION COSTS - Organization costs are being amortized on a straight line basis over five years.

NOTE 2.   INVESTMENT ADVISORY AND OTHER SERVICES

Milestone Capital Management, L.P. (the 'Adviser') serves as investment adviser to the Portfolio pursuant to an investment advisory agreement with the Trust. For its services, the Adviser receives a fee at an annual rate equal to 0.10% of the average daily net assets of the Portfolio.

The Trust has adopted a Shareholder Service Plan providing that the Trust may obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this plan, the

Trust has authorized the Adviser to enter into agreements pursuant to which the shareholder servicing agents perform certain shareholder services. For these services, the Adviser receives from the Trust a fee of 0.25%, 0.05%, 0.25% and 0.25% of the average daily net assets of the Investor Shares, Institutional Shares, Service Shares and Premium Shares, respectively. The Adviser pays the shareholder servicing agents up to these amounts with respect to shares owned by investors for which the shareholder servicing agents maintain a servicing relationship pursuant to the Shareholder Servicing Agreement. For the year ended November 30, 1997, the Adviser waived $101,822 of its shareholder servicing fee for the Institutional Shares.

The Trust has adopted a Distribution Plan for the Service Shares and the Premium Shares. The plan provides that the Portfolio may finance activities which are primarily intended to result in the sale of the Service and Premium Shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and payments to dealers who enter into agreements with the Trust or Underwriter. Pursuant to this plan, the Portfolio may

                               ----------------
                                     THE
                                  MILESTONE
                                    FUNDS
                               ----------------

TREASURY OBLIGATIONS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONT'D)
NOVEMBER 30, 1997

incur distribution expenses related to the sale of the Service and Premium Shares of up to 0.25% and 0.35% of the average daily net assets of the Service and Premium Shares, respectively. The plan will only make payment for expenses actually incurred on a first-in, first-out basis. The plan may carry forward for an unlimited number of years any unreimbursed expenses. As of November 30, 1997, there were no unreimbursed expenses payable by the Trust. For the year ended November 30, 1997, the Portfolio incurred 0.06% and 0.21% of these distribution expenses for the Service and the Premium Shares, in the amounts of $61,445 and $113,545, respectively.

MGF Service Corp. acts as the Trust's transfer agent and dividend disbursing agent. Midwest Group Financial Services, Inc. (the 'Underwriter') serves as the statutory underwriter of the Portfolio's shares pursuant to an Underwriting Agreement with the Trust. The Underwriter is an affiliate of the Trust's transfer agent. The Underwriter is reimbursed for all costs and expenses incurred in this capacity but receives no further compensation for its services under the Underwriting Agreement.

                               ----------------
                                     THE
                                  MILESTONE
                                    FUNDS
                               ----------------

TREASURY OBLIGATIONS PORTFOLIO
INDEPENDENT AUDITORS' REPORT
NOVEMBER 30, 1997
THE BOARD OF TRUSTEES AND SHAREHOLDERS
TREASURY OBLIGATIONS PORTFOLIO OF THE MILESTONE FUNDS

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of the Treasury Obligations Portfolio of The Milestone Funds as of November 30, 1997, and the related statement of operations and changes in net assets for the year then ended, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial statements and the financial highlights of the fund for the year ended November 30, 1996 and for the period December 30, 1994 (commencement of operations) through November 30, 1995 were audited by other auditors whose report, dated January 14, 1997, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Treasury Obligations Portfolio of The Milestone Funds, as of November 30, 1997, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles.

Deloitte & Touche, LLP
New York, New York
December 24, 1997

                               ----------------
                                     THE
                                  MILESTONE
                                    FUNDS
                               ----------------

                                   Adviser
   -----------------------------------------------------------------------
                      Milestone Capital Management, L.P.
                               One Odell Plaza
                              Yonkers, NY 10701

                         Underwriter / Transfer Agent
   -----------------------------------------------------------------------
          Midwest Group Financial Services, Inc. / MGF Service Corp.
                                P.O. Box 5354
                          Cincinnati, OH 45201-5354
                                 800-363-7660

                                Primary Dealer
   -----------------------------------------------------------------------
                           Bear, Stearns & Co. Inc.
                               245 Park Avenue
                              New York, NY 10167

                          Administrator / Custodian
   -----------------------------------------------------------------------
                             The Bank of New York
                             90 Washington Street
                              New York, NY 10286

                                Legal Counsel
   -----------------------------------------------------------------------
               Kramer, Levin, Naftalis, Nessen, Kamin & Frankel
                               919 Third Avenue
                              New York, NY 10022

                           Independent Accountants
   -----------------------------------------------------------------------
                            Deloitte & Touche LLP
                          Two World Financial Center
                              New York, NY 10281


                  This report is authorized for distribution only to current shareholders and to others who have received a copy of The Milestone Funds prospectus.

                             The Milestone Funds
                   One Odell Plaza, Yonkers, New York 10701
                                 800-941-MILE